UPDATING SUMMARY PROSPECTUS

VOLUNTARY EMPLOYEE CONTRIBUTION CONTRACTS
VARIABLE ACCUMULATION ANNUITY CONTRACTS
(VEC CONTRACTS)

Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue, New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2
We no longer offer our group Voluntary Employee Contribution (“VEC”) Contract.
You may allocate your Account Value to any of the subaccounts of Mutual of America Separate Account No. 2 or to our General Account, unless your employer’s Plan (if any) restricts allocations. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Subaccounts of the Separate Account invest in funds or portfolios of mutual funds, which currently are set forth and described in Appendix A to this Summary Prospectus.
The Contract is a complex investment and involves risks, including potential loss of principal.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in taxes and tax penalties, as applicable.
Mutual of America Life Insurance Company's obligations under the Contract are subject to its financial strength and claims-paying ability.
The Prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at https://dfinview.com/mutualofamerica/tadf/VEC/AP. You can also obtain this information at no cost by calling 800.574.9267 or by sending an e-mail request to mutualofamerica@dfinsolutions.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.
Dated: May 1, 2025

Definitions We Use in this Summary Prospectus
Account Value—The value of a Participant’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. Depending on its use in this Summary Prospectus, the term “Account Value” may mean all or any part of your total Account Value.
Accumulation Period—For a Participant, the period under a Contract when Contributions are made or held for the Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Value in full before the Annuity Commencement Date.
Accumulation Unit—A measure we use to calculate the value of a Participant’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.
Annuitant—A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. You must be the Annuitant, and the Annuitant cannot be changed; and a Beneficiary who has elected to receive a death benefit in the form of an annuity shall be the Annuitant. You or a Beneficiary also may name a joint Annuitant, except that some Plans require the consent of your Eligible Spouse if your Eligible Spouse is not the joint Annuitant. We use the life expectancy of the Annuitant and joint annuitant, if any, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.
Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. A Participant, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments. Annuity Commencement Date is sometimes referred to as “Benefit Commencement Date” in a Contract.
Annuity Payments—A series of equal monthly payments from us. The amount of the Annuity Payments will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant’s joint Annuitant, or for such other specified period as we may permit.
Beneficiary(ies)—The person(s) named by a Participant to receive: (1) the death benefit under the Contract if during the Accumulation Period the Participant dies (or if the Participant is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments if the Annuitant dies and the joint Annuitant, if any, dies.
Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.
Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.
Contract(s)—One (or more) of the group variable accumulation annuity contracts described in this Summary Prospectus.
Contractholder—An entity to which we have issued a Contract. The Contractholder may be an employer, or an association representing employers or employees.
Contributions—Amounts contributed from time to time under a Contract during the Accumulation Period.
eDocuments—A feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses (including summary prospectuses), and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Participants enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website.
Eligible Spouse—Unless otherwise specified, the person to whom a Participant or Annuitant is legally married in a marriage recognized under federal law.
Employer—An organization that established a Plan and that may be named in the Contract.
General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the Interest Accumulation Account because amounts you allocate to the General Account earn interest at a fixed rate which we change from time to time.
Investment Alternatives—Our General Account and the Subaccounts. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives, subject to any limitations under a Plan.
Joint Annuitant—An additional person (usually the Eligible Spouse) whose life expectancy is taken into account for a life annuity and who will receive Annuity Payments upon the death of the Annuitant in accordance with the form of annuity selected. A joint annuitant may be designated by the Participant at any time before the Annuity Commencement Date.
Participant—Under a TDA Contract, an employee or former employee for whom we have received Contributions under a Plan.
Plan—For some TDA Contracts, a retirement plan adopted by an employer for which a Contract has been purchased to provide benefits.
Separate Account—Mutual of America Separate Account No. 2, a separate account we established to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.
Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.
Underlying Funds—The funds or portfolios that are invested in by the Subaccounts.
We, us, our, Company or Mutual of America—Refers to Mutual of America Life Insurance Company.
You, or your—Refers to a Participant.

Important Information You Should Consider About the
VEC Contract

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?	No.			Charges
Are There Transaction Charges?	No, there are no charges for other transactions under the Contract, other than certain fees associated with Contract loans.			Charges
Are There Ongoing Fees and Expenses? (annual charges)
Yes, the table below describes the fees and expenses that you may pay each year, depending on the Investment Alternatives
and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract	1.98%[1]	2.00%[1]
	2. Underlying Fund fees and expenses	0.23%[2]	0.56%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of the Prospectus for a description of the
Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	LOWEST ANNUAL COST ESTIMATE: $2,267	HIGHEST ANNUAL COST ESTIMATE: $2,628
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
●No optional benefits
●No outstanding loans
●No sales charges
●No additional Contributions,
transfers, or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
●No optional benefits
●No outstanding loans
●No sales charges
●No additional Contributions ,
transfers, or withdrawals

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
Yes, this Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
In particular:
●Tax deferral is more beneficial to Participants with a long-term investment time horizon.
●Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
●The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to
Mutual of America , including that any obligations (including under the General Account ), guarantees, and benefits of the
Contract are subject to the claims paying ability of Mutual of
America. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Yes, your ability to allocate Contributions among the Investment
Alternatives is subject to any restrictions contained in your
Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There any Restrictions on Contract Benefits?	NA
	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Because the Contract is purchased through a tax-qualified plan, there are no additional tax benefits to the Contract.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of
the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.
Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on
aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual
performance in relation to individual sales objectives.
With regard to non-cash compensation, representatives and
certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a registered representative to recommend this Contract over
another investment.
Purchases and Contract Value
Should I Exchange My Contract?
Registered representatives may have a financial incentive to offer a participant a new contract in place of the one in which he or she already participates. An investor should only exchange his or her Contract if he or she determines, after comparing the
features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing Contract.
Purchases and Contract Value

Appendix A: Underlying Funds Available as Investment Options Under The VEC Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/VECFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year
Equity Fund Seeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks	MoA All America Fund Adviser: Mutual of America Capital Management LLC	0.51%	19.12%	11.88%	10.60%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	MoA US Government Money Market Fund Adviser: Mutual of America Capital Management LLC	0.23%	4.99%	1.67%	1.06%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	MoA Core Bond Fund Adviser: Mutual of America Capital Management LLC	0.45%	1.17%	-0.82%	1.24%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.	MoA Balanced Fund Adviser: Mutual of America Capital Management LLC	0.56%	17.56%	9.13%	8.26%
A-1

Mutual of America Separate Account No. 2
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

We have filed with the SEC this Summary Prospectus about this Contract and Separate Account No. 2. The Summary Prospectus incorporates by reference the Prospectus and Statement of Additional Information (the “SAI”) for the Contracts, and exhibits, dated May 1, 2025. The SAI contains additional information about this Contract, the Separate Account, and our operations.
You may obtain the Prospectus, SAI and other information free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com. You can also write to us at 320 Park Avenue, New York, NY 10022-6839 or call 800.574.9267 and ask Mutual of America.
The SEC has a website at http://www.sec.gov. Reports and other information about this Contract and Separate Account No. 2 are available through that SEC website. You also may obtain copies of reports and other information about the Separate Account, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov.
Where to Direct Questions. To request other information about the Contracts, or to make investor inquiries about the Separate Account, you also can contact your registered representative at Mutual of America.
Investment Company Act of 1940 File Number 811-03996
Securities Act of 1933 Registration Number 333-221999
EDGAR Contract identifier C000198744.
Prospectus dated May 1, 2025